INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2018
Income (Loss) Before Income Taxes by Geographic Location

Income (loss) before income taxes by geographic location is as follows:

(in US$ thousands )	2016	2017	2018
Taiwan operations	$(1,119)	$893	$(3,146)
Non-Taiwan operations	(6,096)	(1,478)	(47)
	$(7,215)	$(585)	$(3,193)

Components of Income Tax Benefit Expense by Taxing Jurisdiction

The components of income tax benefit (expense) by taxing jurisdiction are as follows:

( in US$ thousands )	2016	2017	2018
Taiwan:
Current	$1,108	$—	$—
Deferred	—	—	—
	$1,108	$—	$—
Non-Taiwan:
Current	$—	$(1)	$—
Deferred	41	1,672	—
	$41	$1,671	$—
Total current income tax benefit (expense)	$1,108	$(1)	$—
Total deferred income tax benefit	$41	$1,672	$—
Total income tax benefit	$1,149	$1,671	$—

Reconciliation of Effective Tax Rate Related to Statutory Taiwan Federal Tax Rate

A reconciliation of our effective tax rate related to the statutory tax rate in Taiwan, where our major operations are based, is as follows:

	2016	2017	2018
Taiwan statutory rate, including taxes on income and retained earnings	23.85%	23.85%	24.00%
Foreign tax differential	(12.37)%	1.10%	3.43%
Reversal of deferred withholding tax liabilities	—	285.84%	—
Tax-exempt income	3.28%	—	—
Non-deductible items - bad debts	(3.08)%	—	(0.22)%
Other non-deductible expenses	(1.65)%	(44.79)%	(3.50)%
Changes in unrecognized tax benefits	1.10%	—	17.17%
Adjustment for prior year payable	0.04%	—	—
Change in deferred tax assets and valuation allowance	6.87%	13.43%	(42.02)%
Change in tax rate	—	—	0.15%
Other	(2.12)%	6.33%	0.99%
Effective rate	15.92%	285.76%	—

Reconciliation of Beginning and Ending Amounts of Valuation Allowance on Deferred Tax Assets

A reconciliation of the beginning and ending amounts of our valuation allowance on deferred tax assets for the years ended December 31, 2016, 2017 and 2018 are as follows:

(in US$ thousands)	2016	2017	2018
Balance at beginning of year	$11,025	$11,852	$9,928
Subsequent reversal and utilization of valuation allowance	(753)	(3,352)	—
Additions to valuation allowance	1,739	745	2,107
Divestitures	(312)	—	—
Exchange differences	153	683	(270)
Balance at end of year	$11,852	$9,928	$11,765

Net Operating Loss Carryforwards Available to Offset Future Income

As of December 31, 2018, we had net operating loss carryforwards available to offset future taxable income, shown below by major jurisdictions:

Jurisdiction	Amount	Expiring year
Hong Kong	$15,721	indefinite
Taiwan	35,594	2020~2028
	$51,315

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits Excluding Effects of Accrued Interest

A reconciliation of the beginning and ending amount of unrecognized tax benefits (excluding the effects of accrued interest) for the years 2016, 2017 and 2018 are as follows:

(in US$ thousands)	2016	2017	2018
Balance at beginning of year	$1,203	$1,024	$1,110
Increase related to prior year tax positions	1,025	—	—
Decrease related to prior year tax positions	—	—	—
Settlement of intercompany charge adjustments	—	—	(1,095)
Expiration of statute of limitations	(1,225)	—	—
Exchange differences	21	86	(15)
Balance at end of year	$1,024	$1,110	$—

Deferred Tax Assets
Significant Components of Deferred Tax Assets and Liabilities

The significant components of our deferred tax assets consist of the following:

(in US$ thousands)	December 31
	2017	2018
Net operating loss carryforwards	$9,178	$11,136
Prepaid licensing and royalty fees	5	—
Investments	135	131
Intangible assets and goodwill	183	119
Share-based compensation	299	292
Other	128	87
	9,928	11,765
Less: valuation allowance	(9,928)	(11,765)
Deferred tax assets - net	$—	$—